Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Deferred transaction costs	$ 0	$ 3,041
Prepaid expenses	919	1,105
Contract assets	626	626
Vendor deposits	445	198
Other current assets	53	0
Total other current assets	$ 2,043	$ 4,970